Investor A Institutional [Member] Expense Example - Investor A Institutional [Member] - iShares Russell Small/Mid-Cap Index Fund	Jul. 31, 2025 USD ($)
Investor A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 38
Expense Example, with Redemption, 3 Years	123
Expense Example, with Redemption, 5 Years	217
Expense Example, with Redemption, 10 Years	491
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	12
Expense Example, with Redemption, 3 Years	39
Expense Example, with Redemption, 5 Years	68
Expense Example, with Redemption, 10 Years	$ 154